Cover Page	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	DEL MONTE CORPORATION
Entity Incorporation, State or Country Code	E9
Entity File Number	333-07708
Entity Address, Address Line One	c/o H&C Corporate Services Limited
Entity Address, Address Line Two	P.O. Box 1569, 6th Floor, Athena Tower, 71 Fort Street
Entity Address, City or Town	George Town
Entity Address, Postal Zip Code	KY1-1110
Entity Address, Country	KY
City Area Code	305
Local Phone Number	520-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.01 Par Value Per Share
Trading Symbol	DMC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001047340
Amendment Flag	false